Consolidated Schedule of Investments
January 31, 2023
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–96.39%
Australia–0.81%
Glencore PLC	31,801,189	$213,514,747
Belgium–0.54%
Anheuser-Busch InBev S.A./N.V.	2,350,128	141,468,484
Brazil–5.43%
Ambev S.A.	150,312,590	404,481,607
Banco Bradesco S.A., Preference Shares	35,099,098	96,938,588
Lojas Renner S.A.	41,138,483	175,290,150
NU Holdings Ltd., Class A(a)	49,831,137	231,714,787
Vale S.A., ADR	21,995,644	410,878,630
WEG S.A.	13,377,478	100,773,153
		1,420,076,915
Chile–0.39%
Antofagasta PLC	1,507,358	32,305,142
Banco Santander Chile	1,652,319,534	69,462,774
		101,767,916
China–28.36%
BeiGene Ltd., ADR(a)	1,811,060	463,631,360
Brii Biosciences Ltd.(a)	40,372,238	52,342,890
H World Group Ltd.	1,984,000	9,508,083
H World Group Ltd., ADR(b)	25,296,126	1,201,060,062
Meituan, B Shares(a)(c)	14,328,195	319,213,537
MicroTech Medical Hangzhou Co. Ltd., H Shares(a)(c)	7,517,400	7,979,736
NetEase, Inc., ADR	9,063,153	803,085,987
New Horizon Health Ltd.(a)(c)	12,827,500	49,730,200
Silergy Corp.	9,122,000	185,906,863
Tencent Holdings Ltd.	16,832,358	820,416,902
Wuxi Biologics Cayman, Inc.(a)(c)	41,548,500	345,867,546
Yum China Holdings, Inc.(b)	30,183,310	1,859,593,729
Zai Lab Ltd., ADR(a)	4,321,169	182,094,062
ZTO Express (Cayman), Inc.	2,473,482	70,566,607
ZTO Express (Cayman), Inc., ADR(b)	36,797,774	1,049,104,537
		7,420,102,101
France–5.67%
Kering S.A.	28,762	17,956,000
L’Oreal S.A.	114,473	47,286,755
Pernod Ricard S.A.	5,664,168	1,171,953,242
TotalEnergies SE	3,976,481	247,048,131
		1,484,244,128
Hong Kong–2.08%
AIA Group Ltd.	40,012,600	451,842,763
Hong Kong Exchanges & Clearing Ltd.	217,300	9,766,791
Hongkong Land Holdings Ltd.	13,258,000	64,790,242
Prudential PLC	1,064,676	17,643,020
		544,042,816
India–19.85%
Delhivery Ltd.(a)	3,312,600	12,218,666
Havells India Ltd.	4,539,858	65,847,603
Shares		Value
India–(continued)
Housing Development Finance Corp. Ltd.	61,462,235	$1,973,278,951
Infosys Ltd.	17,591,571	331,180,670
Kotak Mahindra Bank Ltd.	55,576,642	1,178,010,668
Oberoi Realty Ltd.	15,191,219	152,878,347
Pine Labs Pvt. Ltd. (Acquired 09/09/2021; Cost $4,99,99,780)(a)(d)(e)	134,098	62,853,388
Tata Consultancy Services Ltd.	31,072,921	1,280,738,894
Zee Entertainment Enterprises Ltd.(b)	49,112,015	136,437,281
		5,193,444,468
Indonesia–0.67%
PT Bank Central Asia Tbk	308,121,400	174,623,341
Italy–1.97%
Ermenegildo Zegna N.V.	5,142,215	58,929,784
PRADA S.p.A.	71,393,610	455,688,910
		514,618,694
Japan–0.28%
Daiichi Sankyo Co. Ltd.	2,379,000	74,766,633
Mexico–8.41%
America Movil S.A.B. de C.V., Class L, ADR	17,183,161	359,643,560
Fomento Economico Mexicano S.A.B. de C.V., Series CPO	9,408,775	82,413,284
Grupo Mexico S.A.B. de C.V., Class B	276,773,960	1,230,825,066
Wal-Mart de Mexico S.A.B. de C.V., Series V	134,735,534	527,765,752
		2,200,647,662
Peru–0.76%
Credicorp Ltd.	1,484,981	199,432,948
Philippines–1.37%
SM Investments Corp.	21,254,712	359,692,735
Russia–0.00%
Novatek PJSC, GDR(a)(c)(d)	5,263,547	5
Polyus PJSC, GDR(a)(c)(d)	1,089,890	1
Sberbank of Russia PJSC(a)(d)	4,942,538	5
TCS Group Holding PLC, GDR(a)(c)(d)	852,592	1
Yandex N.V., Class A(a)(b)(d)	16,426,703	17
		29
South Africa–1.00%
FirstRand Ltd.	70,724,711	262,501,935
South Korea–6.87%
LG Chem Ltd.	1,437,069	812,319,247
LG H&H Co. Ltd.	146,122	88,880,597
Samsung Biologics Co. Ltd.(a)(c)	696,602	450,715,797
Samsung Electronics Co. Ltd.	8,909,435	445,328,301
		1,797,243,942
Switzerland–3.17%
Cie Financiere Richemont S.A.	5,260,240	811,053,945

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Shares		Value
Switzerland–(continued)
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023(a)	15,598,668	$18,060,719
		829,114,664
Taiwan–8.50%
MediaTek, Inc.	14,435,000	349,796,224
Taiwan Semiconductor Manufacturing Co. Ltd.	106,200,429	1,873,608,335
		2,223,404,559
United Kingdom–0.26%
AstraZeneca PLC, ADR	1,025,144	67,013,663
Total Common Stocks & Other Equity Interests (Cost $18,053,923,684)		25,221,722,380
Preferred Stocks–0.86%
China–0.25%
Abogen Therapeutics Ltd., Series C, Pfd. (Acquired 02/08/2021; Cost $6,54,29,977)(d)(e)	1,436,122	65,429,977
India–0.61%
Bundl Technologies Pvt. Ltd., Series K, Pfd.(d)	28,844	95,351,417
Shares		Value
India–(continued)
Pine Labs Pvt. Ltd., Series K, Pfd. (Acquired 09/09/2021; Cost $5,00,00,355)(d)(e)	103,185	$62,854,111
		158,205,528
Total Preferred Stocks (Cost $305,907,589)		223,635,505
Money Market Funds–2.32%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(b)(f)	212,799,074	212,799,074
Invesco Liquid Assets Portfolio, Institutional Class, 4.48%(b)(f)	151,952,987	151,998,573
Invesco Treasury Portfolio, Institutional Class, 4.30%(b)(f)	243,198,941	243,198,941
Total Money Market Funds (Cost $607,996,588)		607,996,588
TOTAL INVESTMENTS IN SECURITIES—99.57% (Cost $18,967,827,861)		26,053,354,473
OTHER ASSETS LESS LIABILITIES–0.43%		112,150,771
NET ASSETS–100.00%		$26,165,505,244
Investment Abbreviations:
ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
GDR	– Global Depositary Receipt
Pfd.	– Preferred
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or is an "affiliated person" under the Investment Company Act of 1940, as amended (the “1940 Act”), which defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. For the Investments in Other Affiliates below, the Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2023.

	Value October 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$210,074,808	$476,928,035	$(474,203,769)	$-	$-	$212,799,074	$1,510,051
Invesco Liquid Assets Portfolio, Institutional Class	160,872,614	340,662,882	(349,555,197)	(47,941)	66,215	151,998,573	1,183,375
Invesco Treasury Portfolio, Institutional Class	240,085,494	545,060,611	(541,947,164)	-	-	243,198,941	1,733,838
Investments in Other Affiliates:
H World Group Ltd., ADR	714,027,757	11,355,288	(62,891,880)	523,084,868	15,484,029	1,201,060,062	-
Yandex N.V., Class A	23	-	(53,190,045)	330,098,700	(276,908,661)	17	-
Yum China Holdings, Inc.	1,248,079,869	-	-	611,513,860	-	1,859,593,729	3,621,997
Zai Lab Ltd., ADR*	161,412,607	-	(127,889,699)	465,359,455	(316,788,301)	182,094,062	-
Zee Entertainment Enterprises Ltd.	155,536,647	-	-	(19,099,366)	-	136,437,281	-
ZTO Express (Cayman), Inc., ADR	621,514,403	-	-	427,590,134	-	1,049,104,537	-
Total	$3,511,604,222	$1,374,006,816	$(1,609,677,754)	$2,338,499,710	$(578,146,718)	$5,036,286,276	$8,049,261

*	At January 31, 2023, this security was was no longer an affiliate of the Fund.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2023 was $1,173,506,823, which represented 4.48% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The aggregate value of these securities at January 31, 2023 was $191,137,476, which represented less than 1% of the Fund’s Net Assets.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Developing Markets Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$213,514,747	$—	$213,514,747
Belgium	—	141,468,484	—	141,468,484
Brazil	1,420,076,915	—	—	1,420,076,915
Chile	69,462,774	32,305,142	—	101,767,916
China	5,558,569,737	1,861,532,364	65,429,977	7,485,532,078
France	—	1,484,244,128	—	1,484,244,128
Hong Kong	—	544,042,816	—	544,042,816
India	—	5,130,591,080	221,058,916	5,351,649,996
Indonesia	—	174,623,341	—	174,623,341
Italy	58,929,784	455,688,910	—	514,618,694
Japan	—	74,766,633	—	74,766,633
Mexico	2,200,647,662	—	—	2,200,647,662
Peru	199,432,948	—	—	199,432,948
Philippines	—	359,692,735	—	359,692,735
Russia	—	—	29	29
South Africa	—	262,501,935	—	262,501,935
South Korea	—	1,797,243,942	—	1,797,243,942
Switzerland	18,060,719	811,053,945	—	829,114,664
Taiwan	—	2,223,404,559	—	2,223,404,559
United Kingdom	67,013,663	—	—	67,013,663
Money Market Funds	607,996,588	—	—	607,996,588
Total Investments	$10,200,190,790	$15,566,674,761	$286,488,922	$26,053,354,473
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended January 31, 2023:
	Value 10/31/22	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 01/31/23
Preferred Stocks	$265,554,732	$—	$—	$—	$—	$(41,919,227)	$—	$—	$223,635,505
Common Stocks & Other Equity Interests	62,853,428	—	(225,737,288)	—	(605,815,485)	831,552,763	—	—	62,853,417
Total	$328,408,160	$—	$(225,737,288)	$—	$(605,815,485)	$789,633,536	$—	$—	$286,488,922
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.
Invesco Developing Markets Fund